FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	$ 401,555
Balance at the end of period	415,001	$ 401,555
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	20,405
Balance at the end of period	19,415	20,405
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	4,100	3,200
Effect from a business combination		900
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	200
Purchases	0	0
Sales	(0)	(0)
Issuances	2,300	1,900
Settlements	(1,500)	(2,000)
Transfers into Level 3	400	600
Transfers out of Level 3	(600)	(600)
Foreign currency translation	100	(100)
Balance at the end of period	5,000	4,100
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	300	100
Effect from a business combination		100
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	100
Purchases	0	0
Sales	(0)	(0)
Issuances	200	0
Settlements	(200)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	300
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	3,100	2,700
Effect from a business combination		200
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	400
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	400	200
Purchases	0	0
Sales	(0)	(0)
Issuances	1,900	1,700
Settlements	(1,000)	(1,800)
Transfers into Level 3	300	400
Transfers out of Level 3	(500)	(400)
Foreign currency translation	0	(100)
Balance at the end of period	4,200	3,100
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	400	300
Effect from a business combination		200
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	200
Settlements	(200)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	400
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	100	0
Effect from a business combination		400
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(200)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	100
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	100
Foreign currency translation	0	0
Balance at the end of period	0	100
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	11,800	7,800
Effect from a business combination		4,500
Total gains / losses included in comprehensive income - Net gains / losses included in income	800	300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	800	200
Purchases	0	0
Sales	(0)	(0)
Issuances	4,200	4,300
Settlements	(3,400)	(3,500)
Transfers into Level 3	800	1,700
Transfers out of Level 3	(3,700)	(2,900)
Foreign currency translation	400	(300)
Balance at the end of period	11,100	11,800
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	4,300	2,300
Effect from a business combination		1,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	100	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	700	1,300
Settlements	(2,000)	(1,100)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(100)
Foreign currency translation	100	0
Balance at the end of period	$ 3,200	$ 4,300